BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of subsidiaries [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	$ (3,421)	$ (5)	$ (928)
Allowance for impairment of tax credits, net of recoveries	48	1,586
Minimum lease payments payable under non-cancellable operating lease	55,222
Retained earnings	$ 187,335	$ 135,658
Sistemas UK Limited | United Kingdom
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globant LLC | United States of America
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S. | Colombia
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Global Systems Outsourcing S.R.L. de C.V. | Mexico
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Software Product Creation S.L. | Spain
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal) | Spain
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A. | Uruguay
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Sistemas Globales S.A. | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
IAFH Global S.A. | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Sistemas Globales Chile Ases. Ltda. | Chile
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globers S.A. | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda. | Brazil
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Huddle Investment LLP | United Kingdom
Disclosure of subsidiaries [line items]
Percentage ownership			100.00%
Huddle Group S.A. | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
Globant Peru S.A.C. | Peru
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globant India Privated Limited | India
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Dynaflows S.A. | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	66.73%	66.73%
We Are London Limited | United Kingdom
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
L4 | United States of America
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%	100.00%
Difier S.A. | Uruguay
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%	100.00%
Globant Bel LLC | Belarus
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%
Globant Canada Corp. | Canada
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%
Globant France S.A.S. | France
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%
Small Footprint S.R.L. | Romania
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%
Globant Ventures S.A.S | Argentina
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%
IFRS 16
Disclosure of subsidiaries [line items]
Right-of-use assets				$ 46,865
Lease liabilities				48,547
Retained earnings				$ 1,682